Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of geographical areas

Revenues	2017	2016
China	$76,558	$33,440
Germany	18,984	14,318
U.S.	14,881	27,547
Japan	2,579	1,508
Poland	2,455	255
France	1,755	1,201
Taiwan	483	1,777
UK	943	720
Denmark	808	1,005
Canada	551	680
Finland	379	290
Netherlands	374	22
Belgium	308	812
Nepal	—	918
Other countries	230	777
	$121,288	$85,270
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2017	2016
Canada	$60,481	$58,649
U.S.	13,622	15,698
China	692	180
Denmark	60	82
	$74,855	$74,609